COMMITMENTS AND CONTINGENCIES - Components of lease expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease Cost
Operating lease cost	$ 597,670	$ 560,841
Short-term lease cost	124,662	102,672
Total lease cost	$ 722,332	$ 663,513